Pledged Assets	12 Months Ended
Mar. 31, 2011
Pledged Assets
Pledged Assets
(16)	Pledged Assets

As of March 31, 2011, the Company and certain subsidiaries pledged a portion of their assets as collateral primarily for bank loans as follows:

Yen (millions)
Cash and cash equivalents	1,425
Other current assets	896
Investments and advances	562
Land	1,684
Buildings	4,664
Machinery and equipment	14,940
Other assets	12

24,183

In addition to the above, prepaid expenses and other current assets as of March 31, 2011 and 2010 include restricted cash of ¥2,661 million and ¥4,168 million, respectively, as a compensating balance for short-term borrowing arrangements.